Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments (Detail) (Commodity swaps, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Designated as Hedging Instrument MMBTU	Dec. 31, 2010 Designated as Hedging Instrument MMBTU	Dec. 31, 2011 Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2011 Designated as Hedging Instrument Other Liabilities	Dec. 31, 2011 Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2010 Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2010 Designated as Hedging Instrument Other Assets	Sep. 30, 2012 Not Designated as Hedging Instrument MMBTU	Dec. 31, 2011 Not Designated as Hedging Instrument MMBTU	Sep. 30, 2012 Not Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2011 Not Designated as Hedging Instrument Accrued Liabilities	Sep. 30, 2012 Not Designated as Hedging Instrument Other Liabilities	Dec. 31, 2011 Not Designated as Hedging Instrument Other Liabilities	Sep. 30, 2012 Not Designated as Hedging Instrument Prepaid Expenses and Other Assets	Sep. 30, 2012 Not Designated as Hedging Instrument Intangibles and Other Assets Net	Dec. 31, 2011 Not Designated as Hedging Instrument Accrued Liabilities
Derivative [Line Items]
Notional Amount	2,988,107	5,748,733						5,341,872	4,891,187
Fair Value Liabilities			$ (3,803)	$ (877)	$ (4,680)	$ (2,505)				$ (4,669)	$ (6,244)	$ (185)	$ (1,419)			$ (7,663)
Fair Value Asset							$ 142							$ 177	$ 202